SCHEDULE OF RECONCILIATION OF EFFECTIVE INCOME TAX RATE (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Federal statutory rate	27.00%	27.00%
Statutory rate differential	(1.87%)	(0.93%)
Excess benefits on equity compensation	11.68%	3.91%
Change in valuation allowance	(31.80%)	(24.36%)
Nondeductible expenses	(4.84%)	(5.37%)
Other	(0.17%)	(0.25%)
Effective income tax rate